Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended			5 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Angola LNG Carriers [Member] m3 Vessel	Jan. 31, 2012 Angola LNG Carriers [Member] Vessel	Dec. 31, 2011 Angola LNG Carriers [Member] Vessel	Dec. 31, 2007 Angola LNG Carriers [Member] Vessel	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Vessel	Dec. 31, 2013 Teekay Corporation [Member]	Dec. 31, 2007 Teekay Corporation [Member] Angola LNG Carriers [Member]	Feb. 29, 2012 Teekay Corporation [Member] Teekay LNG-Marubeni Joint Venture [Member]	Mar. 31, 2013 Teekay Corporation [Member] Exmar LPG BVBA [Member]	Jul. 31, 2008 Skaugen Multigas Subsidiaries [Member] Vessel m3	Oct. 17, 2011 Skaugen Multigas Subsidiaries [Member] Vessel	Dec. 31, 2011 Skaugen Multigas Subsidiaries [Member]	Oct. 31, 2011 Skaugen Multigas Subsidiaries [Member] Teekay Corporation [Member]	Dec. 31, 2013 Liquefied Natural Gas [Member] Vessel	Dec. 31, 2013 Liquefied Natural Gas [Member] Daewoo Shipbuilding [Member] Vessel	Dec. 31, 2012 Liquefied Natural Gas [Member] Daewoo Shipbuilding [Member]
Related Party Transaction [Line Items]
Number of vessels				4	1	3	4	6					2	2			2	5
Volume of vessels				160,400									12,000
Operating lease arrangement period, lessor									10 years					15 years
Acquisition percent of interest in LNG carriers														100.00%
Acquisition cost of vessels and associated fixed-rate contracts														$ 114,500,000
Equity distribution to parent in form of excess of purchase price over book value of assets		15,938,000	46,243,000		15,938,000	46,243,000									8,231,000
Percentage interest sold in Skaugen Multigas Subsidiaries and Skaugen LPG carriers																1.00%
Sale price of interest sold in Skaugen Multigas Subsidiaries and Skaugen LPG carriers																1,800,000
Capital lease arrangement period, lessor				20 years
Cost to construct carriers							906,200,000			299,000,000
Equity method investment ownership percentage				33.00%	33.00%	33.00%		52.00%		33.00%		50.00%
Total equity purchase price	135,790,000	170,067,000	57,287,000		19,100,000	57,287,000					138,200,000
Debt assumed by acquiring company					64,800,000	193,800,000
One-time fee to Teekay Corporation for its support in Partnership's successful acquisition											7,000,000	2,700,000
Shipbuilding and site supervision costs																		200,000	0
Advances to affiliates	6,634,000	13,864,000
Advances from affiliates	$ 19,270,000	$ 12,083,000